UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
September 30, 2009

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Aeropostale, Inc. *	28,507	$1,239,199	0.88%
Ross Stores, Inc.	25,243	1,205,858	0.87%
Urban Outfitters, Inc. *	16,930	510,778	0.36%
		2,955,835	2.11%
Auto Dealers, Gas Stations:
Advanced Auto Parts, Inc.	14,800	581,344	0.41%
AutoNation, Inc. *	28,600	517,088	0.37%
Autozone, Inc. *	7,277	1,064,043	0.76%
		2,162,475	1.54%
Building Construction-General Contractors, Operation Build:
NVR, Inc. *	760	484,401	0.34%
Walter Energy, Inc.	3,220	193,393	0.14%
		677,794	0.48%
Building Materials and Gardening Supplies:
Lowe's Companies, Inc.	7,795	163,227	0.12%
		163,227	0.12%
Business Services:
Activision Blizzard, Inc. *	50,190	621,854	0.44%
Adobe Systems Incorporated *	26,200	865,648	0.62%
Affiliated Computer Services, Inc. *	19,100	1,034,647	0.74%
Cognizant Technology Solutions Corporation *	17,214	665,493	0.47%
Computer Sciences Corporation *	17,400	917,154	0.65%
eBay Inc. *	27,016	637,848	0.46%
Fiserv, Inc. *	17,700	853,140	0.61%
Google Inc. *	1,625	805,756	0.58%
Microsoft Corporation	78,684	2,037,129	1.45%
Monster Worldwide, Inc. *	10,200	178,296	0.13%
OMNICOM GROUP INC.	9,775	361,089	0.26%
Oracle Corporation	65,271	1,360,248	0.97%
Salesforce.com, Inc. *	6,970	396,802	0.28%
The Western Union Company	40,500	766,260	0.55%
Visa Inc.	18,085	1,249,854	0.89%
VMware Inc. *	5,510	221,337	0.16%
		12,972,555	9.26%
Chemicals and Allied Products:
Abbott Laboratories	21,740	1,075,478	0.77%
Air Products & Chemicals, Inc.	3,500	271,530	0.19%
Albemarle Corporation	6,250	216,250	0.15%
Amgen Inc. *	22,117	1,332,107	0.95%
AstraZeneca PLC **	17,400	782,130	0.56%

CELANESE CORPORATION	22,105	552,625	0.39%
Colgate Palmolive Company	9,493	724,126	0.52%
E.I. du Pont de Nemours and Company	8,500	273,190	0.19%
Eastman Chemical Company	5,100	273,054	0.19%
Forest Laboratories, Inc. *	27,806	818,609	0.58%
Gilead Sciences, Inc. *	11,312	526,913	0.38%
GlaxoSmithKline plc **	19,991	789,844	0.56%
Johnson & Johnson	22,977	1,399,070	1.00%
Lilly, Eli and Company	40,933	1,352,017	0.97%
Novo Nordisk A/S **	11,620	731,479	0.52%
Pfizer Inc.	42,800	708,340	0.51%
PPG Industries, Inc.	4,700	273,587	0.20%
Praxair, Inc.	2,675	218,521	0.16%
Sanofi-Aventis **	21,300	787,035	0.56%
Teva Pharmaceutical Industries Limited **	9,005	455,293	0.33%
The Lubrizol Corporation	3,800	271,548	0.19%
The Procter & Gamble Company	13,800	799,296	0.57%
		14,632,042	10.44%
Communications:
Equinix, Inc. *	5,220	$480,240	0.34%
NII Holdings, Inc. *	25,815	773,934	0.55%
Qwest Communications International Inc.	79,400	302,514	0.22%
The DirecTV Group, Inc *	12,555	346,267	0.25%
		1,902,955	1.36%
Construction-Special Trade:
Chicago Bridge & Iron Company N.V. **	10,815	202,024	0.14%
		202,024	0.14%
Depository Institutions:
Barclays PLC **	15,540	367,366	0.26%
Credit Suisse Group **	14,500	806,925	0.58%
HSBC Holdings plc **	7,790	446,756	0.32%
JPMorgan Chase & Co.	16,900	740,558	0.53%
		2,361,605	1.69%
Durable Goods, Wholesale:
Reliance Steel & Aluminum Co.	6,700	285,152	0.20%
		285,152	0.20%
Eating and Drinking Places:
McDonald’s Corporation	18,349	1,047,177	0.75%
Yum! Brands, Inc.	7,405	249,993	0.18%
		1,297,170	0.93%
Educational Services:
Apollo Group, Inc. *	16,879	1,243,476	0.89%
ITT Educational Services, Inc. *	10,811	1,193,643	0.85%
		2,437,119	1.74%
Electric, Gas, and Sanitary Services:
Ameren Corporation	10,900	275,552	0.19%
CMS Energy Corporation	21,000	281,400	0.20%
Constellation Energy Group, Inc.	8,500	275,145	0.20%
DTE Energy Company	7,800	274,092	0.20%
Edison International	18,725	628,786	0.45%
EQT Corporation	4,635	197,451	0.14%
FirstEnergy Corp.	5,900	269,748	0.19%

Integrys Energy Group, Inc.	7,465	267,919	0.19%
NiSource Inc.	20,500	284,745	0.20%
NRG Energy, Inc. *	19,515	550,128	0.39%
NV Energy, Inc.	23,000	266,570	0.19%
Pinnacle West Capital Corporation	8,400	275,688	0.20%
Public Service Enterprise Group Incorporated.	8,700	273,528	0.20%
Sempra Energy	5,600	278,936	0.20%
Teco Energy, Inc.	20,300	285,824	0.20%
		4,685,512	3.34%
Electronic and Other Electric Equipment:
Altera Corporation	41,000	840,910	0.60%
Amphenol Corporation	32,965	1,242,121	0.89%
Analog Devices, Inc.	9,455	260,769	0.19%
ASML Holding N.V. **	6,715	198,563	0.14%
Cisco Systems, Inc.*	66,880	1,574,355	1.12%
Cree, Inc. *	5,010	184,118	0.12%
Dolby Laboratories, Inc. *	22,500	859,275	0.61%
General Electric Company	37,245	611,563	0.44%
Intel Corporation	100,620	1,969,133	1.41%
Millicom International Cellular S.A. * **	4,790	348,425	0.25%
NetApp, Inc. *	23,515	627,380	0.45%
Qualcomm Incorporated	23,752	1,068,365	0.76%
Texas Instruments Incorporated	61,845	1,465,108	1.05%
Tyco Electronics Ltd **	11,435	254,772	0.18%
Varian Semiconductor Equipment Associates, Inc. *	5,840	191,786	0.14%
		11,696,643	8.35%
Engineering, Accounting, Research, Mgmt and Relation Services:
Accenture plc **	16,090	$599,674	0.43%
Fluor Corporation	12,912	656,575	0.47%
Hewitt Associates, Inc. *	16,778	611,223	0.44%
KBR, Inc.	25,500	593,895	0.42%
		2,461,367	1.76%
Fabricated Metal Products:
Alliant Techsystems Inc. *	11,300	879,705	0.63%
Ball Corporation	5,500	270,600	0.19%
		1,150,305	0.82%
Food and Kindred Products:
Archer-Daniels-Midland Company	8,700	254,214	0.18%
Bunge Limited **	4,000	250,440	0.19%
Campbell Soup Company	47,745	1,557,442	1.11%
General Mills, Inc.	9,835	633,177	0.45%
PepsiCo, Inc.	12,675	743,516	0.53%
The Coca-Cola Company	9,732	522,608	0.37%
		3,961,397	2.83%
Furniture and Fixtures:
Johnson Controls, Inc.	24,400	623,664	0.45%
		623,664	0.45%
General Merchandise:
Costco Wholesale Corporation	8,255	466,077	0.33%
Family Dollar Stores, Inc.	21,500	567,600	0.41%
Target Corporation	7,860	366,905	0.26%
The TJX Companies, Inc.	27,915	1,037,042	0.74%

		2,437,624	1.74%
Heavy Construction-Not Building Construction:
McDermott International, Inc. * **	8,300	209,741	0.15%
		209,741	0.15%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	14,700	551,838	0.39%
Best Buy Company, Inc.	14,900	559,048	0.40%
		1,110,886	0.79%
Hotels, Other Lodging Places:
Marriott International, Inc.	11,080	305,697	0.22%
		305,697	0.22%
Industrial Machinery and Equipment:
3M Company	16,911	1,248,032	0.89%
Apple Computer, Inc. *	9,977	1,849,436	1.32%
Cummins Engine, Inc.	26,795	1,200,684	0.86%
Dell Inc. *	40,780	622,303	0.44%
Eaton Corporation	10,600	599,854	0.43%
EMC Corporation *	68,654	1,169,864	0.84%
Flowserve Corporation	9,876	973,181	0.69%
Hewlett-Packard Company	43,797	2,067,656	1.48%
International Business Machines Corporation	20,627	2,467,195	1.76%
International Game Technology	17,280	371,174	0.26%
Joy Global Inc.	34,547	1,690,730	1.21%
National Oilwell Varco, Inc. *	9,515	410,382	0.29%
Parker-Hannifin Corporation	15,805	819,331	0.58%
Pitney Bowes, Inc.	26,600	661,010	0.48%
Rockwell Automation, Inc.	6,800	289,680	0.21%
Terex Corporation *	9,090	188,436	0.13%
Varian Medical Systems, Inc. *	8,940	376,642	0.27%
Western Digital Corporation *	43,045	1,572,434	1.12%
		18,578,024	13.26%
Instruments and Related Products:
Alcon, Inc. **	3,405	472,171	0.34%
Becton Dickinson & Company	9,418	656,906	0.47%
C.R. Bard, Inc.	5,580	438,644	0.31%
Covidien public limited company **	8,870	383,716	0.27%
St. Jude Medical, Inc. *	15,515	605,240	0.43%
Stryker Corporation	5,835	265,084	0.19%
Thermo Fisher Scientific Inc. *	7,775	339,534	0.24%
Xerox Corporation	67,700	523,998	0.38%
		3,685,293	2.63%
Insurance Carriers:
Ace LTD. **	14,400	$769,824	0.55%
Allianz SE **	63,100	787,488	0.56%
Allstate Corporation	25,500	780,810	0.56%
Assurant, Inc.	23,800	763,028	0.54%
CIGNA Corporation	26,100	733,149	0.52%
Lincoln National Corporation	7,935	205,596	0.16%
Metlife Capital Trust, Inc.	18,900	719,523	0.51%
Prudential Financial, Inc.	19,230	959,769	0.69%
The Chubb Corporation	15,200	766,232	0.55%
The Traverlers Companies, Inc.	14,900	733,527	0.52%

UnitedHealth Group Incorporated	35,800	896,432	0.64%
Wellpoint, Inc. *	11,591	548,950	0.39%
		8,664,328	6.19%
Leather and Leather Products:
Coach, Inc.	19,933	656,194	0.47%
		656,194	0.47%
Metal Mining:
Freeport-McMoran Copper & Gold *	3,275	224,698	0.16%
		224,698	0.16%
Miscellaneous Retail:
CVS Corporation	12,830	458,544	0.33%
Dick's Sporting Goods, Inc. *	16,795	376,208	0.27%
Dollar Tree, Inc. *	23,108	1,124,897	0.80%
priceline.com Incorporated *	7,378	1,223,420	0.87%
		3,183,069	2.27%
Motion Pictures:
The Walt Disney Company	12,910	354,509	0.25%
		354,509	0.25%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	36,600	819,108	0.58%
McKesson Corporation	22,412	1,334,635	0.95%
Medco Health Solutions, Inc. *	5,335	295,079	0.21%
Nike, Inc.-Class B	6,670	431,549	0.32%
		2,880,371	2.06%
Oil and Gas Extraction:
Apache Corporation	6,303	578,804	0.41%
Devon Energy Corporation	5,080	342,036	0.24%
Eni S.p.A **	16,700	832,495	0.59%
ENSCO International Incorporated	23,300	991,182	0.71%
EOG Resources, Inc.	7,692	642,359	0.46%
Occidental Petroleum Corporation	24,880	1,950,592	1.40%
Petroleo Brasileiro S.A. **	7,940	364,446	0.26%
Royal Dutch Shell PLC **	15,000	857,850	0.61%
Total SA **	14,900	882,974	0.63%
Transocean, Inc. * **	12,085	1,033,630	0.74%
		8,476,368	6.05%
Paper and Allied Products:
International Paper Company	11,300	251,199	0.18%
Kimberly-Clark Corporation	13,600	802,128	0.57%
		1,053,327	0.75%
Personal Services:
H&R Block, Inc.	28,309	520,319	0.37%
		520,319	0.37%
Petroleum Refining and Related Industries:
Ashland Inc.	13,550	585,631	0.42%
BP PLC-Spons ADR **	16,800	894,264	0.64%
Chevron Corporation	11,992	844,597	0.60%
ConocoPhillips	18,900	853,524	0.61%
Exxon Mobil Corporation	12,400	850,764	0.61%
Marathon Oil Corporation	27,100	864,490	0.62%
Murphy Oil Corporation	9,599	552,614	0.39%
		5,445,884	3.89%

Primary Metal Industries:
Corning Incorporated	36,836	563,959	0.40%
United States Steel Corporation	11,890	527,559	0.38%
		1,091,518	0.78%
Printing, Publishing and Allied Lines:
The McGraw-Hill Companies, Inc.	18,284	$459,660	0.33%
		459,660	0.33%
Railroad Transportation:
CSX Corporation	12,990	543,761	0.39%
Union Pacific Corporation	9,746	568,679	0.40%
		1,112,440	0.79%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	23,600	857,388	0.62%
Blackrock, Inc.	1,890	409,790	0.29%
Franklin Resources, Inc.	14,040	1,412,424	1.01%
Janus Capital Group Inc.	14,105	200,009	0.14%
T. Rowe Price Group, Inc.	16,000	731,200	0.52%
TD AMERITRADE Holding Corporation *	32,013	628,095	0.45%
The Charles Schwab Corporation	38,600	739,190	0.53%
The Goldman Sachs Group, Inc.	12,345	2,275,801	1.62%
		7,253,897	5.18%
Stone, Clay, Glass, Concrete Products:
Owens-Illinois, Inc. *	17,448	643,831	0.46%
		643,831	0.46%
Transportation By Air:
Delta Air Lines, Inc. *	18,360	164,506	0.12%
		164,506	0.12%
Transportation Equipment:
General Dynamics Corporation	10,286	664,476	0.47%
Harsco Corporation	17,700	626,757	0.45%
Lockheed Martin Corporation	7,042	549,839	0.39%
Textron Inc.	9,560	181,449	0.13%
		2,022,521	1.44%
Total common stocks (cost $125,375,921)		137,163,546	97.91%
Short-Term Investments:
AIM Money market funds (.204400% at September 30, 2009)	2,759,563	2,759,563	1.97%
Total short-term investments (cost $2,759,563)		2,759,563	1.97%
Total investments (cost $128,135,484)		139,923,109	99.88%
Other assets and liabilities, net		170,470	0.12%
Total net assets		$140,093,579	100.00%

* Presently not producing dividend income
** Foreign Investments (10.36% of net assets)

New Accounting Pronouncement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective January 1, 2008.  FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund’s current fiscal period.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2009.

Level 1 -	Quoted Prices	$139,923,109
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$139,923,109

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By	/s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date: October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ David R. Carpenter

David R. Carpenter

Principal Executive Officer

Date: October 28, 2009

/s/ Robert D. Brearton

Robert D. Brearton

Principal Financial Officer

Date: October 28, 2009

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically